PepsiCo Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The PepsiCo Master Trust net assets are detailed below by asset category.

	December 31, 2025	December 31, 2024
	(in thousands)
Investments, at fair value:
Cash and cash equivalents	$35,269	$29,226
PepsiCo common stock	1,140,476	1,356,452
Money market fund	13,047	14,427
Fixed income securities	273,188	254,101
Commingled trust funds	13,329,006	11,422,930
Self-directed brokerage	931,026	815,394
	15,722,012	13,892,530
Investments at contract value: fully benefit-responsive synthetic investment contracts	637,540	696,050
Interest and dividends receivable	11,415	12,221
Other receivables	50,907	35,332
Other liabilities	(50,172)	(36,261)
Net assets	$16,371,702	$14,599,872

	Year ended December 31, 2025
	(in thousands)
Investment gain:
Net appreciation in value of investments*	$2,064,772
Interest and dividends	71,625
Net investment gain	$2,136,397
* Includes net appreciation of investments at contract value